Aristotle Ultra Short Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 53.7%	Par	Value
Communications - 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 7.29% (3 mo. Term SOFR + 1.91%), 02/01/2024 (a)	$500,000	$500,000
Discovery Communications LLC, 3.90%, 11/15/2024	400,000	394,573
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (b)	581,875	577,132
		1,471,705

Consumer Discretionary - 2.7%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (b)	61,576	55,828
DR Horton, Inc., 2.50%, 10/15/2024	200,000	195,274
Ford Motor Credit Co. LLC, 3.66%, 09/08/2024	200,000	196,905
Marriott International, Inc./MD, 3.60%, 04/15/2024	500,000	497,572
Meritage Homes Corp., 6.00%, 06/01/2025	408,000	407,376
		1,352,955

Consumer Staples - 1.5% (b)
JDE Peet's NV, 0.80%, 09/24/2024	500,000	481,068
Suntory Holdings Ltd., 2.25%, 10/16/2024	300,000	292,096
		773,164

Energy - 2.6%
Energy Transfer LP, 4.50%, 04/15/2024	300,000	298,933
Enterprise Products Operating LLC, 3.90%, 02/15/2024	200,000	199,559
MPLX LP, 4.88%, 12/01/2024	300,000	298,457
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	500,000	499,995
		1,296,944

Financials - 31.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 02/15/2024	200,000	199,224
Air Lease Corp., 4.25%, 02/01/2024	200,000	199,692
Athene Global Funding, 1.00%, 04/16/2024 (b)	400,000	393,851
Avolon Holdings Funding Ltd., 3.95%, 07/01/2024 (b)	300,000	296,075
Bank of America Corp.
4.00%, 01/22/2025	500,000	493,639
3.46% to 03/15/2024 then 3 mo. Term SOFR + 1.23%, 03/15/2025	500,000	497,689
6.04% (SOFR + 0.69%), 04/22/2025 (a)	500,000	500,013
Bank of Montreal, 6.30% (SOFR + 0.95%), 09/25/2025 (a)	500,000	500,607
Citigroup, Inc.
6.05% (SOFR + 0.69%), 10/30/2024 (a)	500,000	500,343
3.35% to 04/24/2024 then 3 mo. Term SOFR + 1.16%, 04/24/2025	500,000	496,284
6.93% (SOFR + 1.53%), 03/17/2026 (a)	250,000	251,774
DAE Funding LLC, 1.55%, 08/01/2024 (b)	200,000	194,892
Essex Portfolio LP, 3.88%, 05/01/2024	400,000	397,729
GLP Capital LP / GLP Financing II, Inc., 3.35%, 09/01/2024	200,000	197,526
Goldman Sachs Group, Inc.
3.63%, 02/20/2024	400,000	398,791
6.05% (SOFR + 0.70%), 01/24/2025 (a)	500,000	499,813
3.50%, 04/01/2025	200,000	195,609
Host Hotels & Resorts LP, 3.88%, 04/01/2024	600,000	596,888
HSBC Holdings PLC
3.80% to 03/11/2024 then 3 mo. Term SOFR + 1.47%, 03/11/2025	200,000	199,208
4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	200,000	197,362
JPMorgan Chase & Co.
3.85% to 06/14/2024 then SOFR + 0.98%, 06/14/2025	500,000	496,097
5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	500,000	500,503
6.31% (SOFR + 0.92%), 02/24/2026 (a)	850,000	850,639
LeasePlan Corp. NV, 2.88%, 10/24/2024 (b)	200,000	195,552
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	500,000	497,998
6.70% (SOFR + 1.39%), 09/12/2025 (a)	500,000	501,626
Morgan Stanley
0.79% to 01/22/2024 then SOFR + 0.51%, 01/22/2025	300,000	299,126
3.62% to 04/17/2024 then SOFR + 1.16%, 04/17/2025	1,000,000	994,170
Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.70%, 11/01/2024 (b)	350,000	340,593
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (b)	315,000	306,708
Royal Bank of Canada
3.97%, 07/26/2024	452,000	448,349
4.95%, 04/25/2025	500,000	500,481
Sumitomo Mitsui Financial Group, Inc., 2.70%, 07/16/2024	300,000	295,687
Svenska Handelsbanken AB, 6.30% (SOFR + 0.91%), 06/10/2025 (a)(b)	250,000	250,511
Toronto-Dominion Bank, 4.29%, 09/13/2024	250,000	248,063
UBS Group AG
3.75%, 03/26/2025	250,000	245,129
4.49% to 08/05/2024 then 1 Year CMT Rate + 1.60%, 08/05/2025 (b)	200,000	198,550
Ventas Realty LP, 2.65%, 01/15/2025	150,000	145,542
VICI Properties LP / VICI Note Co., Inc., 5.63%, 05/01/2024 (b)	500,000	498,685
Wells Fargo Bank NA, 6.15% (SOFR + 0.80%), 08/01/2025 (a)	500,000	501,504
Welltower OP LLC, 3.63%, 03/15/2024	200,000	199,067
		15,721,589

Industrials - 4.1%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024	500,000	490,196
Daimler Truck Finance North America LLC, 6.35% (SOFR + 1.00%), 04/05/2024 (a)(b)	500,000	500,530
Element Fleet Management Corp., 1.60%, 04/06/2024 (b)	500,000	493,718
Parker-Hannifin Corp., 3.65%, 06/15/2024	200,000	198,144
Regal Rexnord Corp., 6.05%, 02/15/2026 (b)	200,000	202,256
Ryder System, Inc., 3.65%, 03/18/2024	200,000	199,054
		2,083,898

Materials - 1.0% (b)
Anglo American Capital PLC, 3.63%, 09/11/2024	400,000	393,726
Graphic Packaging International LLC, 0.82%, 04/15/2024	91,000	89,793
		483,519

Pipeline - 0.6%
Energy Transfer LP, 4.05%, 03/15/2025	300,000	295,387

Technology - 2.5%
Arrow Electronics, Inc., 6.13%, 03/01/2026	200,000	200,254
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	200,000	199,820
Infor, Inc., 1.75%, 07/15/2025 (b)	500,000	471,693
TD SYNNEX Corp., 1.25%, 08/09/2024	400,000	389,972
		1,261,739

Utilities - 4.7%
DTE Energy Co. (c)
2.53%, 10/01/2024	200,000	195,411
4.22%, 11/01/2024	150,000	148,339
Emera US Finance LP, 0.83%, 06/15/2024	150,000	146,243
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (b)	410,000	408,590
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	450,000	454,289
Sempra Energy, 3.30%, 04/01/2025	300,000	292,920
Southern California Edison Co., 6.22% (SOFR + 0.83%), 04/01/2024 (a)	200,000	200,063
Tampa Electric Co., 3.88%, 07/12/2024	150,000	148,618
Tri-State Generation and Transmission Association, Inc., 3.70%, 11/01/2024	200,000	196,202
Vistra Operations Co. LLC, 4.88%, 05/13/2024 (b)	200,000	199,120
		2,389,795
TOTAL CORPORATE BONDS (Cost $27,078,828)		27,130,695

COLLATERALIZED LOAN OBLIGATIONS - 23.2% (b)(d)	Par	Value
Blackstone, Inc.
Series 2018-1A, Class A1, 6.69% (3 mo. Term SOFR + 1.29%), 04/15/2031	246,389	246,587
Series 2018-1A, Class A2, 6.67% (3 mo. Term SOFR + 1.27%), 04/15/2031	246,389	246,572
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.53% (3 mo. Term SOFR + 1.13%), 04/19/2029	251,883	251,654
Series 2018-1A, Class A, 6.66% (3 mo. Term SOFR + 1.26%), 04/18/2031	348,480	348,984
Series 2018-3A, Class A, 6.76% (3 mo. Term SOFR + 1.36%), 07/18/2031	249,957	250,408
Magnetite CLO Ltd.
Series 2012-7A, Class A1R2, 6.46% (3 mo. Term SOFR + 1.06%), 01/15/2028	134,911	134,891
Series 2014-8A, Class AR2, 6.64% (3 mo. Term SOFR + 1.24%), 04/15/2031	1,370,785	1,371,759
Series 2015-12A, Class ARR, 6.76% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,700,000	1,701,597
Series 2015-14RA, Class A1, 6.78% (3 mo. Term SOFR + 1.38%), 10/18/2031	500,000	500,127
Series 2016-17A, Class AR, 6.78% (3 mo. Term SOFR + 1.36%), 07/20/2031	995,613	995,646
Series 2016-18A, Class AR2, 6.52% (3 mo. Term SOFR + 1.14%), 11/15/2028	677,902	677,911
Series 2020-25A, Class A, 6.84% (3 mo. Term SOFR + 1.46%), 01/25/2032	250,000	250,327
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.65% (3 mo. Term SOFR + 1.25%), 01/15/2034	2,115,000	2,115,036
Neuberger Berman CLO Ltd.
Series 2017-26A, Class AR, 6.58% (3 mo. Term SOFR + 1.18%), 10/18/2030	432,840	432,378
Series 2020-37A, Class AR, 6.65% (3 mo. Term SOFR + 1.23%), 07/20/2031	300,000	300,372
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030	242,676	242,623
Palmer Square CLO Ltd.
Series 2018-1A, Class A1, 6.69% (3 mo. Term SOFR + 1.29%), 04/18/2031	195,054	195,387
Series 2018-2A, Class A1A, 6.76% (3 mo. Term SOFR + 1.36%), 07/16/2031	231,471	231,825
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, 6.43% (3 mo. Term SOFR + 1.06%), 05/20/2029	132,479	132,271
Series 2021-3A, Class A1, 6.48% (3 mo. Term SOFR + 1.06%), 07/20/2029	134,073	133,938
Series 2021-4A, Class A1, 6.46% (3 mo. Term SOFR + 1.06%), 10/15/2029	165,051	164,824
Series 2022-1A, Class A1, 6.44% (3 mo. Term SOFR + 1.05%), 04/15/2030	377,322	376,667
Stratus CLO Ltd.
Series 2021-1A, Class A, 6.48% (3 mo. Term SOFR + 1.06%), 12/29/2029	167,511	167,352
Series 2021-3A, Class A, 6.63% (3 mo. Term SOFR + 1.21%), 12/29/2029	206,885	206,643
Voya CLO Ltd., Series 2015-1A, Class A1R, 6.56% (3 mo. Term SOFR + 1.16%), 01/18/2029	57,864	57,890
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,662,582)		11,733,669

ASSET-BACKED SECURITIES - 8.7%	Par	Value
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	146,000	145,090
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A2A, 4.20%, 12/18/2025	36,840	36,711
Series 2023-1, Class A2A, 5.84%, 10/19/2026	105,137	105,059
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	750,000	759,659
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026 (b)	500,000	501,981
British Airways PLC, Series 2013-1, 4.63%, 06/20/2024 (b)	220,245	218,340
Delta Air Lines, Inc., Series 2019-1, 3.20%, 04/25/2024	600,000	595,707
Ford Credit Auto Owner Trust, Series 2022-B, Class A2A, 3.44%, 02/15/2025	16,219	16,198
General Motors Financial Co., Inc., Series 2020-3, Class B, 0.76%, 12/18/2025	143,331	142,057
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (b)	31,567	29,944
Navient Student Loan Trust (b)
Series 2019-FA, Class A2, 2.60%, 08/15/2068	102,269	95,812
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	89,179	78,529
Series 2020-EA, Class A, 1.69%, 05/15/2069	77,766	69,696
Series 2020-FA, Class A, 1.22%, 07/15/2069	119,456	107,822
Series 2020-HA, Class A, 1.31%, 01/15/2069	69,091	63,986
Series 2021-1A, Class A1B, 6.05% (30 day avg SOFR US + 0.71%), 12/26/2069 (d)	94,391	92,193
Series 2021-A, Class A, 0.84%, 05/15/2069	75,126	66,165
Series 2021-CA, Class A, 1.06%, 10/15/2069	135,334	117,012
Santander Consumer USA Holdings, Inc., Series 2023-3, Class A2, 6.08%, 08/17/2026	120,173	120,195
Santander Consumer USA, Inc.
Series 2022-7, Class A2, 5.81%, 01/15/2026	104,542	104,519
Series 2023-1, Class A2, 5.36%, 05/15/2026	152,578	152,174
SMB Private Education Loan Trust (b)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	34,330	33,890
Series 2016-B, Class A2A, 2.43%, 02/17/2032	19,328	18,908
Series 2016-C, Class A2A, 2.34%, 09/15/2034	60,573	59,267
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (b)	152,849	148,476
United Airlines, Inc., Series A, 4.00%, 10/29/2024	502,797	496,122
TOTAL ASSET-BACKED SECURITIES (Cost $4,428,035)		4,375,512

BANK LOANS - 7.4% (a)	Par	Value
Communications - 1.7%
Charter Communications Operating LLC, Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 1.75%), 02/01/2027	483,627	484,234
SBA Senior Finance II LLC, Senior Secured First Lien, 7.20% (1 mo. Term SOFR + 1.75%), 04/11/2025	396,332	397,428
		881,662

Consumer Discretionary - 2.8%
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.21% (1 mo. Term SOFR + 2.00%), 11/08/2030	250,000	250,755
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 8.21% (1 mo. Term SOFR + 3.00%), 08/02/2028	498,728	499,663
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.80% (3 mo. Term SOFR + 5.25%), 06/21/2027	388,889	402,778
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 8.46% (1 mo. Term SOFR + 3.00%), 08/25/2028	244,375	245,169
		1,398,365

Financials - 1.3%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.86% (1 mo. Term SOFR + 2.50%), 06/22/2028	138,296	138,768
Delos Aircraft Leasing DAC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 10/31/2027	500,000	502,625
		641,393

Industrials - 1.1%
GFL Environmental, Inc., Senior Secured First Lien, 7.91% (1 mo. Term SOFR + 2.50%), 05/31/2027	70,096	70,438
United Rentals North America, Inc., Senior Secured First Lien, 7.10% (1 mo. Term SOFR + 1.75%), 10/31/2025	483,461	485,636
		556,074

Materials - 0.5%
Asplundh Tree Expert LLC, Senior Secured First Lien, 7.20% (1 mo. Term SOFR + 1.75%), 09/06/2027	242,500	243,074
TOTAL BANK LOANS (Cost $3,705,810)		3,720,568

U.S. TREASURY OBLIGATIONS - 4.3%	Par	Value
United States Treasury Note/Bond
2.50%, 05/15/2024	900,000	891,226
0.38%, 08/15/2024	500,000	485,679
3.88%, 04/30/2025	300,000	297,352
5.00%, 10/31/2025	500,000	505,762
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,179,267)		2,180,019

TOTAL INVESTMENTS - 97.3% (Cost $49,054,522)		$49,140,463
Other Assets in Excess of Liabilities - 2.7%		1,383,833
TOTAL NET ASSETS - 100.0%		$50,524,296

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $20,276,657 or 40.1% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2023.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.